DIREXION MONTHLY CHINA BULL 2X FUND (DXHLX)

A SERIES OF THE DIREXION FUNDS

Supplement dated August 28, 2014 to the

Summary Prospectus dated December 27, 2013

and the Prospectus and Statement of Additional Information (“SAI”)

each dated December 27, 2013, as last supplemented July 17, 2014

The FTSE China 25 Index (the “Index”), the underlying index of the Direxion Monthly China Bull 2X Fund (the “Fund”), will be changing its methodology, and as a consequence, will be renamed the FTSE China 50 Index. The changes to the Index include an increase in the number of securities tracked by the Index from 25 to 50. The changes will be effective at the commencement of trading on September 22, 2014, and will be implemented in three phases that are expected to be completed by November 24, 2014. On or about September 22, 2014 the following changes will take place for the Fund:

All descriptions of the Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the Index:

Index Description

The Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (“SEHK”). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of July 31, 2014, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy.

In the summary section of the Fund’s Prospectus on page 53 under “Principal Investment Risks” and in the statutory section of the Fund’s Prospectus on page 92 under “Risks” the following risks have been added:

Energy Securities Risk

The Fund may invest in, and/or have exposure to, energy companies that develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, impact the Fund’s performance. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Technology and Telecommunications Sectors Risk

The Fund may invest in, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Questions regarding these changes may be directed to the Fund at (800) 851-0511.